Employees - Share-based compensation plans, Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Based Compensation Plans [Line Items]
Share-based compensation costs		€ (212)	€ (177)	€ (161)
Shares and options outstanding in respect of share-based compensation plans (in shares)		21,696,344	18,842,270
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 207	€ 282
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		60	144
Number of shares granted (in shares)	0
Number of shares vested (in shares)	5,851,739
Number of shares forfeited (in shares)	2,277,975
Performance Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Share-based compensation costs		€ 212	€ 177	€ 161
Vesting period		3 years
Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		100.00%
Vesting period		4 years
Unilever PLC
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust (in shares)		1,361,032	2,727,097
Number of shares held as treasury shares (in shares)		36,903	327,303
Bottom of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Bottom of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		33.00%
Top of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%
Top of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		67.00%